Consolidated Statement of Cash Flows (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash Flows from Operating Activities
Net income including noncontrolling interest	$ 4,163	$ 3,244	$ 3,520
Adjustments to reconcile net income including noncontrolling interest to net cash provided by operating activities
Depreciation and amortization	1,120	1,157	1,153
Company pension and postretirement contributions	(618)	(792)	(474)
Company pension and postretirement expense	322	223	105
Stock-based compensation expense	274	217	202
Loss from sale of businesses			23
Deferred income taxes	(170)	701	99
Excess tax benefits from stock-based compensation	(53)	(14)	(21)
Changes in assets and liabilities
Accounts receivable	(189)	55	197
Inventories	(404)	453	(127)
Accounts payable	146	109	(224)
Accrued income taxes (current and long-term)	255	(147)	(143)
Product and other insurance receivables and claims	49	64	153
Other - net	279	(329)	70
Net cash provided by operating activities	5,174	4,941	4,533
Cash Flows from Investing Activities
Purchases of property, plant and equipment (PP&E)	(1,091)	(903)	(1,471)
Proceeds from sale of PP&E and other assets	25	74	87
Acquisitions, net of cash acquired	(1,830)	(69)	(1,394)
Purchases of marketable securities and investments	(3,287)	(2,240)	(2,211)
Proceeds from sale of marketable securities and investments	1,995	718	1,810
Proceeds from maturities of marketable securities	1,565	683	692
Proceeds from sale of businesses		5	88
Other investing	(66)
Net cash used in investing activities	(2,689)	(1,732)	(2,399)
Cash Flows from Financing Activities
Change in short-term debt - net	(24)	(536)	361
Repayment of debt (maturities greater than 90 days)	(556)	(519)	(1,080)
Proceeds from debt (maturities greater than 90 days)	108	41	1,756
Purchases of treasury stock	(854)	(17)	(1,631)
Reissuances of treasury stock	666	431	289
Dividends paid to shareholders	(1,500)	(1,431)	(1,398)
Distributions to noncontrolling interests			(23)
Excess tax benefits from stock-based compensation	53	14	21
Other - net	(14)	3	(61)
Net cash used in financing activities	(2,121)	(2,014)	(1,766)
Effect of exchange rate changes on cash and cash equivalents	(27)	(4)	(415)
Net increase/(decrease) in cash and cash equivalents	337	1,191	(47)
Cash and cash equivalents at beginning of year	3,040	1,849	1,896
Cash and cash equivalents at end of year	$ 3,377	$ 3,040	$ 1,849